GEOGRAPHIC INFORMATION AND CONCENTRATIONS (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 192,648	$ 206,873	$ 260,586	$ 243,290	$ 155,424
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	38,194	37,017	46,603	51,788	19,284
Domestic
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	$ 154,454	$ 169,856	$ 213,982	$ 191,502	$ 136,140